Concentration of Major Customers and Suppliers	12 Months Ended
Jun. 30, 2025
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 18 – CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major customers

Details of the customers accounting for 10% or more of the Company’s total revenues are as follows:

	For the Years Ended June 30,
	2025		2024		2023
Customer A	$1,660,833	15.0%	$-	-	$-	-
Customer B	-	-	2,956,966	27.4%	-	-
Customer C	-	-	1,105,385	10.2%	-	-
Customer D	-	-	-	-	2,853,920	20.4%
Total	$1,660,833	15.0%	$4,062,351	37.6%	$2,853,920	20.4%

Details of the customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of June 30,
	2025		2024
Customer B	565,682	3.6%	1,655,031	10.7%
Total	$565,682	3.6%	$1,655,031	10.7%

Major suppliers

For the years ended June 30, 2025, 2024 and 2023, no supplier accounted for more than 10% of the Company’s total purchases. As of June 30, 2025, no supplier accounted for more than 10% of the Company’s trade accounts payable. As of June 30, 2024, one supplier accounted for 13.9% of the Company’s trade accounts payable.